Financial Instruments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Lower and surpassed in financial indebtedness	$ 1,695.7	$ 612.4
Financial indebtedness of short term	8.50%	6.30%
Average weighted term	4 years 4 months 24 days	4 years 9 months 18 days
Percentage of expected credit loss	1.40%
Expected Credit loss	$ 19.1
Loans and financing	4,448.0	$ 91.0	$ 3,647.6	$ 4,198.3
Other liabilities	213.0	128.7
Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing		145.8
Other liabilities		$ 128.1
Defense And Security Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Expected Credit loss	$ 3.4
COVID19 Pandemic [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in Expected Credit loss Factor	11.60%
Expected Credit loss	$ 52.6
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	(50.00%)
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%